Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2023
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Assets pledged, collateral received and assets transferred	Assets pledged, collateral received and assets transferred
Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the Group balance sheet, for example because Barclays retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.
Assets pledged or transferred as collateral include all assets categorised as encumbered in the disclosure on pages 197 to 201 of the
Barclays PLC Pillar 3 Report 2023 (unaudited), other than those held in commercial paper conduits. In these transactions, the Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market.
Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.
Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms which are customary in the market.
The following table summarises the nature and carrying amount of the assets pledged as security:

	2023	2022
	£m	£m
Cash collateral and settlements	73,495	78,996
Loans and advances at amortised cost	71,018	64,772
Trading portfolio assets	117,325	63,969
Financial assets at fair value through the income statement	9,847	8,220
Financial assets at fair value through other comprehensive income	23,503	18,210
Assets pledged	295,188	234,167
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represent the gross carrying value of the assets pledged and the associated liabilities represent the IFRS balance sheet value of the related liability recorded on the balance sheet:

	Transferred assets	Associated liabilities
	£m	£m
As at 31 December 2023
Derivatives	78,390	(78,390)
Repurchase agreements	86,712	(55,006)
Securities lending arrangements	118,632	—
Other	11,454	(10,179)
	295,188	(143,575)

As at 31 December 2022
Derivatives	79,474	(79,474)
Repurchase agreements	74,291	(46,617)
Securities lending arrangements	67,554	—
Other	12,848	(11,055)
	234,167	(137,146)
For repurchase agreements the difference between transferred assets and the associated liabilities is predominantly due to IFRS netting. Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the gross transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2023
Recourse to transferred assets only	7,381	(2,390)	7,947	(2,362)	5,585
2022
Recourse to transferred assets only	6,150	(1,557)	6,530	(1,480)	5,050
The Group has an additional £6.4bn (2022: £5.3bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.
Collateral held as security for assets
Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-pledge the collateral held. Collateralised transactions, such as securities lending and borrowing, repurchase and derivative transactions are conducted in accordance with standard terms which are customary in the market.
The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2023	2022
	£m	£m
Fair value of securities accepted as collateral	1,207,697	988,340
Of which fair value of securities re-pledged/transferred to others	1,105,140	892,026